Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 10.5%
201,148		Activision Blizzard, Inc.	$ 16,282,931	0.2
78,281	(1)	Alphabet, Inc. - Class A	114,728,634	1.6
76,490	(1)	Alphabet, Inc. - Class C	112,409,704	1.5
1,856,270		AT&T, Inc.	52,922,258	0.7
257,868	(2)	CenturyLink, Inc.	2,601,888	0.0
38,969	(1)	Charter Communications, Inc.	24,329,905	0.3
1,187,662		Comcast Corp. – Class A	54,941,244	0.8
41,776	(1),(2)	Discovery Communications, Inc. - Class A	909,464	0.0
80,648	(1)	Discovery Communications, Inc. - Class C	1,580,701	0.0
64,275	(1)	Dish Network Corp. - Class A	1,865,903	0.0
75,367	(1)	Electronic Arts, Inc.	9,828,610	0.1
626,385	(1)	Facebook, Inc.- Class A	164,050,232	2.2
89,452	(2)	Fox Corp. - Class A	2,489,449	0.0
41,234		Fox Corp. - Class B	1,153,315	0.0
101,715		Interpublic Group of Cos., Inc.	1,695,589	0.0
37,090	(1)	Live Nation Entertainment, Inc.	1,998,409	0.0
114,818	(1)	NetFlix, Inc.	57,412,445	0.8
101,517		News Corp - Class A	1,423,268	0.0
31,791		News Corp - Class B	444,438	0.0
55,942		Omnicom Group	2,769,129	0.1
29,747	(1)	Take-Two Interactive Software, Inc.	4,914,799	0.1
151,568	(1)	T-Mobile US, Inc.	17,333,316	0.2
204,840	(1)	Twitter, Inc.	9,115,380	0.1
1,078,083		Verizon Communications, Inc.	64,135,158	0.9
146,879	(2)	ViacomCBS, Inc. - Class B	4,114,081	0.1
470,792		Walt Disney Co.	58,415,871	0.8
			783,866,121	10.5

		Consumer Discretionary: 11.3%
18,040		Advance Auto Parts, Inc.	2,769,140	0.0
110,922	(1)	Amazon.com, Inc.	349,263,429	4.7
69,978	(1)	Aptiv PLC	6,415,583	0.1
6,095	(1)	Autozone, Inc.	7,177,716	0.1
59,343		Best Buy Co., Inc.	6,604,282	0.1
10,668	(1)	Booking Holdings, Inc.	18,249,534	0.3
54,122		BorgWarner, Inc.	2,096,686	0.0
42,487	(1),(2)	Carmax, Inc.	3,904,980	0.1
134,925	(2)	Carnival Corp.	2,048,162	0.0
7,286	(1)	Chipotle Mexican Grill, Inc.	9,061,671	0.1
33,907		Darden Restaurants, Inc.	3,415,791	0.1
64,881		Dollar General Corp.	13,600,355	0.2
61,933	(1)	Dollar Tree, Inc.	5,656,960	0.1
10,212		Domino's Pizza, Inc.	4,342,959	0.1
86,366		D.R. Horton, Inc.	6,531,861	0.1
172,439		eBay, Inc.	8,984,072	0.1
31,088	(1)	Etsy, Inc.	3,781,233	0.1
35,364		Expedia Group, Inc.	3,242,525	0.0
1,019,772		Ford Motor Co.	6,791,682	0.1
53,533		Gap, Inc.	911,667	0.0
38,862		Garmin Ltd.	3,686,449	0.1
328,772		General Motors Co.	9,728,364	0.1
37,661		Genuine Parts Co.	3,584,197	0.1
90,860		Hanesbrands, Inc.	1,431,045	0.0
33,265		Hasbro, Inc.	2,751,681	0.0
72,383		Hilton Worldwide Holdings, Inc.	6,175,718	0.1
280,448		Home Depot, Inc.	77,883,214	1.1
60,927		L Brands, Inc.	1,938,088	0.0
85,567		Las Vegas Sands Corp.	3,992,556	0.1
34,539	(2)	Leggett & Platt, Inc.	1,421,971	0.0
71,693		Lennar Corp. - Class A	5,855,884	0.1
72,935	(1)	LKQ Corp.	2,022,488	0.0
196,891		Lowe's Cos, Inc.	32,656,341	0.4
69,285		Marriott International, Inc.	6,414,405	0.1
193,860		McDonald's Corp.	42,550,331	0.6
106,667	(2)	MGM Resorts International	2,320,007	0.0
15,530	(1)	Mohawk Industries, Inc.	1,515,573	0.0
98,383		Newell Brands, Inc.	1,688,252	0.0
323,726		Nike, Inc. - Class B	40,640,562	0.6
71,275	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,219,515	0.0
903	(1)	NVR, Inc.	3,687,057	0.1
19,296	(1)	O'Reilly Automotive, Inc.	8,897,000	0.1
69,868		Pulte Group, Inc.	3,234,190	0.0
18,519		PVH Corp.	1,104,473	0.0
12,473		Ralph Lauren Corp.	847,790	0.0
92,779		Ross Stores, Inc.	8,658,136	0.1
46,420	(2)	Royal Caribbean Cruises Ltd.	3,004,767	0.0
304,558		Starbucks Corp.	26,167,623	0.4
72,080		Tapestry, Inc.	1,126,610	0.0
130,537		Target Corp.	20,549,135	0.3
28,142		Tiffany & Co.	3,260,251	0.0
312,725		TJX Cos., Inc.	17,403,146	0.2
30,187		Tractor Supply Co.	4,327,005	0.1
14,701	(1)	Ulta Beauty, Inc.	3,292,730	0.0
49,198	(1)	Under Armour, Inc. - Class A	552,494	0.0
51,303	(1),(2)	Under Armour, Inc. - Class C	504,822	0.0
83,243		VF Corp.	5,847,821	0.1
16,229	(2)	Whirlpool Corp.	2,984,351	0.0
25,345		Wynn Resorts Ltd.	1,820,024	0.0
78,577		Yum! Brands, Inc.	7,174,080	0.1
			838,770,434	11.3

		Consumer Staples: 6.9%
484,166		Altria Group, Inc.	18,708,174	0.3
145,021		Archer-Daniels-Midland Co.	6,742,026	0.1
47,610	(2)	Brown-Forman Corp. - Class B	3,585,985	0.0
52,744	(2)	Campbell Soup Co.	2,551,227	0.0
64,194		Church & Dwight Co., Inc.	6,015,620	0.1
32,659		Clorox Co.	6,863,942	0.1
1,007,178		Coca-Cola Co.	49,724,378	0.7
223,610		Colgate-Palmolive Co.	17,251,511	0.2
127,159		Conagra Brands, Inc.	4,540,848	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
43,847		Constellation Brands, Inc.	$ 8,309,445	0.1
115,030		Costco Wholesale Corp.	40,835,650	0.5
58,678		Estee Lauder Cos., Inc.	12,806,474	0.2
158,242		General Mills, Inc.	9,760,367	0.1
38,480		Hershey Co.	5,515,723	0.1
73,165	(2)	Hormel Foods Corp.	3,577,037	0.0
29,771	(2)	JM Smucker Co.	3,439,146	0.0
65,305		Kellogg Co.	4,218,050	0.1
88,905		Kimberly-Clark Corp.	13,127,712	0.2
168,814		Kraft Heinz Co.	5,055,979	0.1
202,672		Kroger Co.	6,872,608	0.1
38,126		Lamb Weston Holdings, Inc.	2,526,610	0.0
32,278	(2)	McCormick & Co., Inc.	6,265,160	0.1
49,095		Molson Coors Beverage Co.	1,647,628	0.0
372,124		Mondelez International, Inc.	21,378,524	0.3
96,181	(1)	Monster Beverage Corp.	7,713,716	0.1
360,737		PepsiCo, Inc.	49,998,148	0.7
405,719		Philip Morris International, Inc.	30,424,868	0.4
648,619		Procter & Gamble Co.	90,151,555	1.2
132,522		Sysco Corp.	8,245,519	0.1
76,834		Tyson Foods, Inc.	4,570,086	0.1
187,379		Walgreens Boots Alliance, Inc.	6,730,654	0.1
361,755		Walmart, Inc.	50,613,142	0.7
			509,767,512	6.9

		Energy: 2.0%
98,533	(2)	Apache Corp.	933,107	0.0
171,007		Baker Hughes Co.	2,272,683	0.0
104,055		Cabot Oil & Gas Corp.	1,806,395	0.0
486,492		Chevron Corp.	35,027,424	0.5
51,352		Concho Resources, Inc./Midland TX	2,265,650	0.0
279,973		ConocoPhillips	9,194,313	0.1
99,910		Devon Energy Corp.	945,149	0.0
41,200	(2)	Diamondback Energy, Inc.	1,240,944	0.0
151,952		EOG Resources, Inc.	5,461,155	0.1
1,101,578		Exxon Mobil Corp.	37,817,173	0.5
229,027		Halliburton Co.	2,759,775	0.0
71,218		Hess Corp.	2,914,953	0.0
38,882		HollyFrontier Corp.	766,364	0.0
507,741		Kinder Morgan, Inc.	6,260,447	0.1
206,323		Marathon Oil Corp.	843,861	0.0
169,761		Marathon Petroleum Corp.	4,980,788	0.1
101,352		National Oilwell Varco, Inc.	918,249	0.0
125,233		Noble Energy, Inc.	1,070,742	0.0
218,096		Occidental Petroleum Corp.	2,183,141	0.0
114,845		Oneok, Inc.	2,983,673	0.1
114,001		Phillips 66	5,909,812	0.1
42,799		Pioneer Natural Resources Co.	3,680,286	0.1
362,310		Schlumberger NV	5,637,544	0.1
109,804		TechnipFMC PLC	692,863	0.0
106,436		Valero Energy Corp.	4,610,807	0.1
316,724		Williams Cos., Inc.	6,223,627	0.1
			149,400,925	2.0

		Financials: 9.4%
172,733		Aflac, Inc.	6,278,844	0.1
81,367		Allstate Corp.	7,659,889	0.1
169,912		American Express Co.	17,033,678	0.2
224,853		American International Group, Inc.	6,190,203	0.1
31,334		Ameriprise Financial, Inc.	4,828,883	0.1
60,329		Aon PLC	12,445,873	0.2
49,504		Arthur J. Gallagher & Co.	5,226,632	0.1
15,573		Assurant, Inc.	1,889,161	0.0
1,986,380		Bank of America Corp.	47,851,894	0.6
210,355		Bank of New York Mellon Corp.	7,223,591	0.1
516,426	(1)	Berkshire Hathaway, Inc. – Class B	109,967,752	1.5
36,946		BlackRock, Inc.	20,820,918	0.3
118,866		Capital One Financial Corp.	8,541,711	0.1
28,335		Cboe Global Markets, Inc.	2,486,113	0.0
302,156		Charles Schwab Corp.	10,947,112	0.2
117,594		Chubb Ltd.	13,655,015	0.2
38,974		Cincinnati Financial Corp.	3,038,803	0.0
542,386		Citigroup, Inc.	23,382,260	0.3
111,376		Citizens Financial Group, Inc.	2,815,585	0.0
93,432		CME Group, Inc.	15,632,108	0.2
36,297		Comerica, Inc.	1,388,360	0.0
79,965		Discover Financial Services	4,620,378	0.1
57,708		E*Trade Financial Corp.	2,888,285	0.0
10,439		Everest Re Group Ltd.	2,062,120	0.0
185,856		Fifth Third Bancorp	3,962,450	0.1
44,765		First Republic Bank	4,882,071	0.1
69,690	(2)	Franklin Resources, Inc.	1,418,191	0.0
25,564		Globe Life, Inc.	2,042,564	0.0
89,642		Goldman Sachs Group, Inc.	18,015,353	0.2
93,481		Hartford Financial Services Group, Inc.	3,445,710	0.1
264,778		Huntington Bancshares, Inc.	2,428,014	0.0
146,221		Intercontinental Exchange, Inc.	14,629,411	0.2
98,238	(2)	Invesco Ltd.	1,120,896	0.0
793,990		JPMorgan Chase & Co.	76,437,417	1.0
254,645		Keycorp	3,037,915	0.0
47,326		Lincoln National Corp.	1,482,724	0.0
62,104		Loews Corp.	2,158,114	0.0
33,488		M&T Bank Corp.	3,083,910	0.0
9,897		MarketAxess Holdings, Inc.	4,766,296	0.1
131,966		Marsh & McLennan Cos., Inc.	15,136,500	0.2
201,399		Metlife, Inc.	7,486,001	0.1
42,097		Moody's Corp.	12,201,815	0.2
312,626		Morgan Stanley	15,115,467	0.2
21,790		MSCI, Inc. - Class A	7,774,236	0.1
29,983		Nasdaq, Inc.	3,679,214	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
54,315		Northern Trust Corp.	$ 4,234,941	0.1
110,864		People's United Financial, Inc.	1,143,008	0.0
110,760		PNC Financial Services Group, Inc.	12,173,632	0.2
66,493		Principal Financial Group, Inc.	2,677,673	0.0
152,513		Progressive Corp.	14,438,406	0.2
103,121		Prudential Financial, Inc.	6,550,246	0.1
31,839		Raymond James Financial, Inc.	2,316,606	0.0
249,840		Regions Financial Corp.	2,880,655	0.0
62,788		S&P Global, Inc.	22,641,353	0.3
91,884		State Street Corp.	5,451,478	0.1
13,448	(1)	SVB Financial Group	3,235,858	0.1
140,195		Synchrony Financial	3,668,903	0.1
59,136		T. Rowe Price Group, Inc.	7,582,418	0.1
66,007		Travelers Cos, Inc.	7,141,297	0.1
351,091		Truist Financial Corp.	13,359,013	0.2
53,106		Unum Group	893,774	0.0
357,131		US Bancorp	12,803,146	0.2
1,073,392		Wells Fargo & Co.	25,235,446	0.3
33,609		Willis Towers Watson PLC	7,018,231	0.1
36,860		WR Berkley Corp.	2,253,989	0.0
42,779		Zions Bancorp NA	1,250,002	0.0
			702,129,512	9.4

		Health Care: 13.9%
461,275		Abbott Laboratories	50,200,558	0.7
459,790		AbbVie, Inc.	40,273,006	0.5
11,737	(1)	Abiomed, Inc.	3,251,853	0.0
80,324		Agilent Technologies, Inc.	8,107,905	0.1
57,101	(1)	Alexion Pharmaceuticals, Inc.	6,534,067	0.1
18,712	(1)	Align Technology, Inc.	6,125,560	0.1
38,293		AmerisourceBergen Corp.	3,711,358	0.1
152,590		Amgen, Inc.	38,782,274	0.5
65,525		Anthem, Inc.	17,599,360	0.2
131,888		Baxter International, Inc.	10,606,433	0.1
75,519		Becton Dickinson & Co.	17,571,761	0.2
41,245	(1)	Biogen, Inc.	11,700,382	0.2
5,580	(1)	Bio-Rad Laboratories, Inc.	2,876,267	0.0
372,983	(1)	Boston Scientific Corp.	14,251,680	0.2
587,216		Bristol-Myers Squibb Co.	35,403,253	0.5
76,228		Cardinal Health, Inc.	3,578,905	0.0
42,763	(1)	Catalent, Inc.	3,663,079	0.1
151,191	(1)	Centene Corp.	8,818,971	0.1
79,455		Cerner Corp.	5,743,802	0.1
95,667		Cigna Corp.	16,206,946	0.2
12,827		Cooper Cos., Inc.	4,324,238	0.1
341,237		CVS Health Corp.	19,928,241	0.3
164,275		Danaher Corp.	35,373,336	0.5
19,604	(1)	DaVita, Inc.	1,679,083	0.0
57,194		Dentsply Sirona, Inc.	2,501,094	0.0
24,944	(1)	DexCom, Inc.	10,282,665	0.1
161,773	(1)	Edwards Lifesciences Corp.	12,912,721	0.2
206,826		Eli Lilly & Co.	30,614,385	0.4
326,632		Gilead Sciences, Inc.	20,639,876	0.3
68,750		HCA Healthcare, Inc.	8,571,750	0.1
37,269	(1)	Henry Schein, Inc.	2,190,672	0.0
67,409	(1)	Hologic, Inc.	4,480,676	0.1
34,514		Humana, Inc.	14,284,999	0.2
22,173	(1)	Idexx Laboratories, Inc.	8,716,428	0.1
38,037	(1)	Illumina, Inc.	11,756,476	0.2
48,431	(1)	Incyte Corp., Ltd.	4,346,198	0.1
30,445	(1)	Intuitive Surgical, Inc.	21,601,945	0.3
49,832	(1)	IQVIA Holdings, Inc.	7,855,018	0.1
685,927		Johnson & Johnson	102,120,812	1.4
25,376	(1)	Laboratory Corp. of America Holdings	4,777,540	0.1
42,254		McKesson Corp.	6,292,888	0.1
350,109		Medtronic PLC	36,383,327	0.5
658,956		Merck & Co., Inc.	54,660,400	0.7
6,242	(1)	Mettler Toledo International, Inc.	6,028,212	0.1
134,957	(1),(2)	Mylan NV	2,001,412	0.0
29,079		PerkinElmer, Inc.	3,649,705	0.0
35,587		Perrigo Co. PLC	1,633,799	0.0
1,447,729		Pfizer, Inc.	53,131,654	0.7
34,913		Quest Diagnostics, Inc.	3,997,189	0.1
27,236	(1)	Regeneron Pharmaceuticals, Inc.	15,246,168	0.2
37,768		Resmed, Inc.	6,474,568	0.1
22,178		STERIS Public Ltd. Co.	3,907,542	0.1
85,135		Stryker Corp.	17,739,580	0.2
12,120		Teleflex, Inc.	4,125,890	0.1
103,108		Thermo Fisher Scientific, Inc.	45,524,244	0.6
247,590		UnitedHealth Group, Inc.	77,191,134	1.0
20,277		Universal Health Services, Inc.	2,170,045	0.0
23,709	(1)	Varian Medical Systems, Inc.	4,077,948	0.1
67,688	(1)	Vertex Pharmaceuticals, Inc.	18,419,259	0.2
16,162	(1)	Waters Corp.	3,162,580	0.0
19,215		West Pharmaceutical Services, Inc.	5,282,204	0.1
53,989		Zimmer Biomet Holdings, Inc.	7,350,062	0.1
123,789		Zoetis, Inc.	20,470,987	0.3
			1,032,886,370	13.9

		Industrials: 8.1%
150,164		3M Co.	24,053,270	0.3
32,003		Alaska Air Group, Inc.	1,172,270	0.0
24,075		Allegion Public Ltd.	2,381,258	0.0
129,748	(2)	American Airlines Group, Inc.	1,594,603	0.0
59,897		Ametek, Inc.	5,953,762	0.1
35,269		AO Smith Corp.	1,862,203	0.0
138,232		Boeing Co.	22,844,220	0.3
212,557		Carrier Global Corp.	6,491,491	0.1
141,078		Caterpillar, Inc.	21,041,784	0.3
35,142	(2)	CH Robinson Worldwide, Inc.	3,591,161	0.1
22,650		Cintas Corp.	7,538,599	0.1
53,937	(1)	Copart, Inc.	5,672,015	0.1
199,319		CSX Corp.	15,481,107	0.2
38,514		Cummins, Inc.	8,132,616	0.1
81,677		Deere & Co.	18,102,073	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
166,180		Delta Air Lines, Inc.	$ 5,081,784	0.1
37,580		Dover Corp.	4,071,417	0.1
104,426		Eaton Corp. PLC	10,654,585	0.1
155,980		Emerson Electric Co.	10,227,609	0.1
31,689		Equifax, Inc.	4,972,004	0.1
43,448		Expeditors International Washington, Inc.	3,932,913	0.1
149,543		Fastenal Co.	6,742,894	0.1
62,747		FedEx Corp.	15,782,125	0.2
33,971		Flowserve Corp.	927,069	0.0
87,817		Fortive Corp.	6,692,534	0.1
35,992		Fortune Brands Home & Security, Inc.	3,114,028	0.0
60,661		General Dynamics Corp.	8,397,302	0.1
2,283,566		General Electric Co.	14,226,616	0.2
182,835		Honeywell International, Inc.	30,096,469	0.4
100,189		Howmet Aerospace, Inc.	1,675,160	0.0
10,566		Huntington Ingalls Industries, Inc.	1,487,164	0.0
19,682		IDEX Corp.	3,590,194	0.1
97,178		IHS Markit Ltd.	7,629,445	0.1
75,056		Illinois Tool Works, Inc.	14,501,570	0.2
96,704	(1)	Ingersoll Rand, Inc.	3,442,662	0.1
33,965		Jacobs Engineering Group, Inc.	3,150,933	0.0
21,715		JB Hunt Transport Services, Inc.	2,744,342	0.0
194,197		Johnson Controls International plc	7,932,947	0.1
24,581	(2)	Kansas City Southern	4,444,982	0.1
56,356		L3Harris Technologies, Inc.	9,571,503	0.1
64,089		Lockheed Martin Corp.	24,564,032	0.3
68,137		Masco Corp.	3,756,393	0.1
93,064		Nielsen Holdings PLC	1,319,648	0.0
66,463		Norfolk Southern Corp.	14,222,417	0.2
40,393		Northrop Grumman Corp.	12,743,588	0.2
25,066		Old Dominion Freight Line	4,534,941	0.1
106,278		Otis Worldwide Corp.	6,633,873	0.1
90,257		Paccar, Inc.	7,697,117	0.1
33,511		Parker Hannifin Corp.	6,780,616	0.1
43,265		Pentair PLC	1,980,239	0.0
35,935		Quanta Services, Inc.	1,899,524	0.0
397,999		Raytheon Technologies Corp.	22,900,862	0.3
54,846		Republic Services, Inc.	5,119,874	0.1
29,919		Robert Half International, Inc.	1,583,912	0.0
30,238		Rockwell Automation, Inc.	6,672,922	0.1
38,426		Rollins, Inc.	2,082,305	0.0
27,254		Roper Technologies, Inc.	10,768,328	0.2
14,190	(2)	Snap-On, Inc.	2,087,775	0.0
153,679		Southwest Airlines Co.	5,762,962	0.1
41,602		Stanley Black & Decker, Inc.	6,747,844	0.1
9,572	(1)	Teledyne Technologies, Inc.	2,969,330	0.0
59,430		Textron, Inc.	2,144,829	0.0
62,449		Trane Technologies PLC	7,571,941	0.1
14,122		TransDigm Group, Inc.	6,709,645	0.1
176,857		Union Pacific Corp.	34,817,838	0.5
75,810	(1)	United Airlines Holdings, Inc.	2,634,397	0.0
183,821		United Parcel Service, Inc. - Class B	30,630,093	0.4
18,810	(1)	United Rentals, Inc.	3,282,345	0.0
42,360		Verisk Analytics, Inc.	7,849,732	0.1
101,362		Waste Management, Inc.	11,471,138	0.2
46,604		Westinghouse Air Brake Technologies Corp.	2,883,856	0.0
11,724		WW Grainger, Inc.	4,182,771	0.1
46,970		Xylem, Inc.	3,951,116	0.1
			601,960,886	8.1

		Information Technology: 27.5%
165,748		Accenture PLC	37,457,391	0.5
124,967	(1)	Adobe, Inc.	61,287,566	0.8
305,758	(1)	Advanced Micro Devices, Inc.	25,069,098	0.3
42,364	(1)	Akamai Technologies, Inc.	4,682,917	0.1
77,248		Amphenol Corp.	8,363,641	0.1
96,183		Analog Devices, Inc.	11,228,403	0.2
22,351	(1)	ANSYS, Inc.	7,313,918	0.1
4,188,365		Apple, Inc.	485,054,551	6.5
237,937		Applied Materials, Inc.	14,145,355	0.2
14,032	(1)	Arista Networks, Inc.	2,903,642	0.0
57,225	(1)	Autodesk, Inc.	13,219,547	0.2
112,018		Automatic Data Processing, Inc.	15,625,391	0.2
104,781		Broadcom, Inc.	38,173,814	0.5
29,975		Broadridge Financial Solutions, Inc. ADR	3,956,700	0.1
72,634	(1)	Cadence Design Systems, Inc.	7,744,963	0.1
37,154		CDW Corp.	4,441,018	0.1
1,102,930		Cisco Systems, Inc.	43,444,413	0.6
32,184		Citrix Systems, Inc.	4,432,059	0.1
141,127		Cognizant Technology Solutions Corp.	9,797,036	0.1
198,149		Corning, Inc.	6,422,009	0.1
66,246		DXC Technology Co.	1,182,491	0.0
15,898	(1)	F5 Networks, Inc.	1,951,797	0.0
161,295		Fidelity National Information Services, Inc.	23,744,237	0.3
144,805	(1)	Fiserv, Inc.	14,922,155	0.2
21,878	(1)	FleetCor Technologies, Inc.	5,209,152	0.1
34,158		Flir Systems, Inc.	1,224,564	0.0
35,027	(1)	Fortinet, Inc.	4,126,531	0.1
23,281	(1)	Gartner, Inc.	2,908,961	0.0
77,962		Global Payments, Inc.	13,844,492	0.2
335,406		Hewlett Packard Enterprise Co.	3,142,754	0.0
357,836		HP, Inc.	6,795,306	0.1
1,108,030		Intel Corp.	57,373,793	0.8
231,798		International Business Machines Corp.	28,202,863	0.4
68,078		Intuit, Inc.	22,207,724	0.3
9,275	(1)	IPG Photonics Corp.	1,576,472	0.0
20,002		Jack Henry & Associates, Inc.	3,252,125	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
86,505		Juniper Networks, Inc.	$ 1,859,857	0.0
48,829	(1)	Keysight Technologies, Inc.	4,823,329	0.1
40,478		KLA Corp.	7,842,208	0.1
37,897		Lam Research Corp.	12,572,330	0.2
34,858		Leidos Holdings, Inc.	3,107,591	0.0
230,140		Mastercard, Inc. - Class A	77,826,444	1.0
69,607		Maxim Integrated Products	4,706,129	0.1
65,771		Microchip Technology, Inc.	6,758,628	0.1
289,447	(1)	Micron Technology, Inc.	13,592,431	0.2
1,971,594		Microsoft Corp.	414,685,366	5.6
44,234		Motorola Solutions, Inc.	6,936,334	0.1
57,742		NetApp, Inc.	2,531,409	0.0
153,973		NortonLifeLock, Inc.	3,208,797	0.0
160,746		Nvidia Corp.	86,998,950	1.2
503,673		Oracle Corp.	30,069,278	0.4
83,347	(2)	Paychex, Inc.	6,648,590	0.1
12,595	(1)	Paycom Software, Inc.	3,920,823	0.1
305,679	(1)	PayPal Holdings, Inc.	60,227,933	0.8
29,762	(1)	Qorvo, Inc.	3,839,596	0.1
293,680		Qualcomm, Inc.	34,560,262	0.5
237,081	(1)	Salesforce.com, Inc.	59,583,197	0.8
58,147	(2)	Seagate Technology	2,864,903	0.0
49,969	(1)	ServiceNow, Inc.	24,234,965	0.3
43,555		Skyworks Solutions, Inc.	6,337,253	0.1
39,366	(1)	Synopsys, Inc.	8,423,537	0.1
86,112		TE Connectivity Ltd.	8,416,587	0.1
43,256		Teradyne, Inc.	3,437,122	0.0
238,630		Texas Instruments, Inc.	34,073,978	0.5
10,380	(1)	Tyler Technologies, Inc.	3,618,053	0.1
26,332	(1)	VeriSign, Inc.	5,394,110	0.1
439,254		Visa, Inc. - Class A	87,837,622	1.2
78,242		Western Digital Corp.	2,859,745	0.0
107,273		Western Union Co.	2,298,860	0.0
46,617		Xerox Holdings Corp.	875,001	0.0
63,481		Xilinx, Inc.	6,617,259	0.1
13,861	(1)	Zebra Technologies Corp.	3,499,348	0.0
			2,043,516,674	27.5

		Materials: 2.6%
57,549		Air Products & Chemicals, Inc.	17,141,545	0.2
27,756	(2)	Albemarle Corp.	2,478,056	0.0
408,635		Amcor PLC	4,515,417	0.1
21,746		Avery Dennison Corp.	2,780,009	0.0
85,108		Ball Corp.	7,074,177	0.1
30,866		Celanese Corp. - Series A	3,316,552	0.0
55,815		CF Industries Holdings, Inc.	1,714,079	0.0
195,374		Corteva, Inc.	5,628,725	0.1
193,380		Dow, Inc.	9,098,529	0.1
191,184		DowDuPont, Inc.	10,606,888	0.1
35,477		Eastman Chemical Co.	2,771,463	0.0
64,560		Ecolab, Inc.	12,901,670	0.2
33,794		FMC Corp.	3,579,123	0.1
379,060		Freeport-McMoRan, Inc.	5,928,498	0.1
27,895	(2)	International Flavors & Fragrances, Inc.	3,415,743	0.1
102,610		International Paper Co.	4,159,809	0.1
136,872		Linde Public Ltd.	32,593,329	0.4
67,082		LyondellBasell Industries NV - Class A	4,728,610	0.1
16,249		Martin Marietta Materials, Inc.	3,824,365	0.1
89,875		Mosaic Co.	1,642,016	0.0
209,527		Newmont Corp.	13,294,488	0.2
78,616		Nucor Corp.	3,526,714	0.1
24,760		Packaging Corp. of America	2,700,078	0.0
61,591		PPG Industries, Inc.	7,519,029	0.1
40,637		Sealed Air Corp.	1,577,122	0.0
21,349		Sherwin-Williams Co.	14,874,702	0.2
34,574		Vulcan Materials Co.	4,686,160	0.1
67,683		WestRock Co.	2,351,308	0.0
			190,428,204	2.6

		Real Estate: 2.6%
30,557		Alexandria Real Estate Equities, Inc.	4,889,120	0.1
115,563		American Tower Corp.	27,935,044	0.4
38,863		Apartment Investment and Management Co.	1,310,460	0.0
36,740		AvalonBay Communities, Inc.	5,486,752	0.1
36,898		Boston Properties, Inc.	2,962,909	0.0
87,501	(1)	CBRE Group, Inc.	4,109,922	0.1
109,336		Crown Castle International Corp.	18,204,444	0.2
70,047		Digital Realty Trust, Inc.	10,280,098	0.1
96,172		Duke Realty Corp.	3,548,747	0.1
23,072		Equinix, Inc.	17,537,719	0.2
89,214		Equity Residential	4,579,355	0.1
17,078		Essex Property Trust, Inc.	3,429,092	0.0
33,700		Extra Space Storage, Inc.	3,605,563	0.1
17,933	(2)	Federal Realty Investment Trust	1,317,000	0.0
140,524		Healthpeak Properties, Inc.	3,815,227	0.1
184,041		Host Hotels & Resorts, Inc.	1,985,802	0.0
75,156	(2)	Iron Mountain, Inc.	2,013,429	0.0
112,917		Kimco Realty Corp.	1,271,445	0.0
29,853		Mid-America Apartment Communities, Inc.	3,461,455	0.0
192,471		ProLogis, Inc.	19,366,432	0.3
39,621		Public Storage, Inc.	8,824,389	0.1
89,654		Realty Income Corp.	5,446,480	0.1
41,100		Regency Centers Corp.	1,562,622	0.0
29,141		SBA Communications Corp.	9,280,826	0.1
79,820		Simon Property Group, Inc.	5,162,758	0.1
19,084	(2)	SL Green Realty Corp.	884,925	0.0
76,985		UDR, Inc.	2,510,481	0.0
97,397		Ventas, Inc.	4,086,778	0.1
41,409	(2)	Vornado Realty Trust	1,395,897	0.0
108,989		Welltower, Inc.	6,004,204	0.1
194,809		Weyerhaeuser Co.	5,555,953	0.1
			191,825,328	2.6

		Utilities: 2.9%
173,585		AES Corp.	3,143,624	0.1
65,137		Alliant Energy Corp.	3,364,326	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
64,455		Ameren Corp.	$ 5,097,102	0.1
129,380		American Electric Power Co., Inc.	10,574,227	0.1
47,259		American Water Works Co., Inc.	6,846,884	0.1
31,931		Atmos Energy Corp.	3,052,284	0.0
142,200	(2)	Centerpoint Energy, Inc.	2,751,570	0.0
74,723		CMS Energy Corp.	4,588,740	0.1
87,223		Consolidated Edison, Inc.	6,785,949	0.1
219,100		Dominion Energy, Inc.	17,293,563	0.2
50,284		DTE Energy Co.	5,784,671	0.1
191,845		Duke Energy Corp.	16,989,793	0.2
98,667		Edison International	5,016,230	0.1
52,255		Entergy Corp.	5,148,685	0.1
59,194		Evergy, Inc.	3,008,239	0.0
89,275		Eversource Energy	7,458,926	0.1
254,385		Exelon Corp.	9,096,808	0.1
141,433		FirstEnergy Corp.	4,060,542	0.1
127,568		NextEra Energy, Inc.	35,407,774	0.5
99,936		NiSource, Inc.	2,198,592	0.0
63,723		NRG Energy, Inc.	1,958,845	0.0
29,368		Pinnacle West Capital Corp.	2,189,384	0.0
200,698		PPL Corp.	5,460,993	0.1
132,001		Public Service Enterprise Group, Inc.	7,248,175	0.1
75,361		Sempra Energy	8,919,728	0.1
275,153		Southern Co.	14,918,796	0.2
82,349		WEC Energy Group, Inc.	7,979,618	0.1
137,067		Xcel Energy, Inc.	9,458,994	0.1
			215,803,062	2.9

	Total Common Stock
	(Cost $4,550,489,691)		7,260,355,028	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreements: 0.6%
2,232,783	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $2,232,791, collateralized by various U.S. Government Agency Obligations, 2.000%-6.594%, Market Value plus accrued interest $2,277,439, due 09/01/29-02/20/69)	$ 2,232,783	0.0
3,954,529	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $3,954,555, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $4,152,255, due 08/10/21-08/21/40)	3,954,529	0.0
4,317,952	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $4,317,964, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $4,404,311, due 10/25/20-06/20/69)	4,317,952	0.1
3,979,536	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $3,979,549, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $4,059,144, due 10/08/20-08/15/50)	3,979,536	0.1
8,395,194	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $8,395,212, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $8,563,098, due 11/27/20-11/01/59)	8,395,194	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,520,932	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/20, 0.09%, due 10/01/20 (Repurchase Amount $1,520,936, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,551,351, due 10/01/20-09/01/50)	$ 1,520,932	0.0
3,000,856	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $3,000,867, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $3,060,884, due 02/15/21-07/20/70)	3,000,856	0.0
1,690,875	(3)	Palafox Trading LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,690,881, collateralized by various U.S. Government Securities, 1.125%-1.375%, Market Value plus accrued interest $1,724,699, due 08/31/23-08/15/40)	1,690,875	0.0
12,029,597	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $12,029,623, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $12,270,189, due 10/27/20-07/15/61)	12,029,597	0.2
2,040,493	(3)	South Street Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $2,040,500, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,081,303, due 06/01/26-02/15/60)	2,040,493	0.0
5,449,346	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/20, 0.21%, due 10/01/20 (Repurchase Amount $5,449,377, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,573,253, due 04/15/22-02/15/46)	5,449,346	0.1

	Total Repurchase Agreements
	(Cost $48,612,093)		48,612,093	0.6

Shares			Value	Percentage of Net Assets
		Mutual Funds(3): 2.2%
1,046,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	1,046,000	0.0
160,385,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	160,385,000	2.2
980,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	980,000	0.0
	Total Mutual Funds
	(Cost $162,411,000)		162,411,000	2.2

	Total Short-Term Investments
	(Cost $211,023,093)		211,023,093	2.8

	Total Investments in Securities (Cost $4,761,512,784)		$ 7,471,378,121	100.5
	Liabilities in Excess of Other Assets		(34,148,811)	(0.5)
	Net Assets		$ 7,437,229,310	100.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$7,260,355,028	$–	$–	$7,260,355,028
Short-Term Investments	162,411,000	48,612,093	–	211,023,093
Total Investments, at fair value	$7,422,766,028	$48,612,093	$–	$7,471,378,121
Other Financial Instruments+
Futures	604,518	–	–	604,518
Total Assets	$7,423,370,546	$48,612,093	$–	$7,471,982,639

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	1,062	12/18/20	$177,991,200	$604,518
			$177,991,200	$604,518

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,783,562,928.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 3,063,253,458
Gross Unrealized Depreciation	(374,833,747)
Net Unrealized Appreciation	$ 2,688,419,711